Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 223,642,260
Previously Paid Amount	32,655.00
Total Fee Amount	30,885.00
Total Offset Amount
Net Fee	$ 0.00